Note 14 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2011
Vessel Voyage And Operating Expenses [Text Block]
14.           Voyage, Vessel Operating Expenses and Commissions

These consisted of:

	Year ended December 31,
	2009	2010	2011
Voyage expense
Port charges and canal dues	816,222	578,520	304,951
Laid-up vessel re-activation costs	-	565,653	-
Bunkers	694,329	452,396	472,951
Total	1,510,551	1,596,569	777,902

Vessel operating expenses
Crew wages and related costs	10,349,699	12,144,125	14,137,227
Insurance	2,866,665	2,521,256	2,691,918
Repairs and maintenance	390,759	524,026	601,254
Lubricants	2,290,034	2,187,351	2,712,901
Spares and consumable stores	3,418,607	3,252,381	4,590,835
Professional and legal fees	88,630	113,202	111,043
Other	4,269,086	764,851	1,404,161
Total	23,673,480	21,507,192	26,249,339

Commission consisted of commissions charged by:

	Year ended December 31,
	2009	2010	2011
Third parties	1,666,897	1,331,475	2,428,373
Related parties (see Note 8)	766,879	612,998	766,304
	2,433,776	1,944,473	3,194,677,